Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

As of December 31, 2025, the Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels for the next five years are as follows:

Period	Amount
2026	$3,866
2027	14,250
2028	16,598
2029	26,468
2030	27,412
2031 and thereafter	209,471
Total	$298,065